Shareholder Report, Holdings (Details) - Vericimetry U.S. Small Cap Value Fund	Mar. 31, 2025
Financial
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Industrial
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Energy
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Technology
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Communications
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Mr Cooper Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.01%
SkyWest, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.81%
Taylor Morrison Home Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.79%
Group 1 Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.75%
GATX Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.74%
Carpenter Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.73%
Assured Guaranty Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.69%
Jackson Financial, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	0.65%
CNO Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.64%
Element Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.80%
Money Market Investments
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%